CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands		Equity attributable to owners of parent		Stated capital	Accumulated losses		Other reserves		Non-controlling interests		Total
Balance at beginning of period at Dec. 31, 2018		$ 1,332,075		$ 4,518,502	$ (2,089,904)		$ (1,096,523)				$ 1,332,075
Issue of shares		12,368		12,368							12,368
Share-based payment expense		504,331					504,331				504,331
Total transactions with owners of the Company		516,699		12,368			504,331				516,699
Profit (loss)		(423,492)			(423,492)						(423,492)
Other comprehensive (loss)/income		5,037					5,037				5,037
Total comprehensive loss for the year		(418,455)			(423,492)		5,037				(418,455)
Balance at end of period at Dec. 31, 2019		1,430,319		4,530,870	(2,513,396)		(587,155)				1,430,319
NCI arising on business combination									$ 14,927		14,927
Share-based payment expense		7,216					7,216				7,216
Total transactions with owners of the Company		7,216					7,216		14,927		22,143
Profit (loss)		(321,994)			(321,994)				(688)		(322,682)
Other comprehensive (loss)/income		94,434					94,434		(23)		94,411
Total comprehensive loss for the year		(227,560)			(321,994)		94,434		(711)		(228,271)
Balance at end of period at Dec. 31, 2020		1,209,975		4,530,870	(2,835,390)		(485,505)		14,216		1,224,191
NCI arising on business combination	[1]								164,008		164,008
Issue of shares		349,846		349,846							349,846
Options converted to shares				342,768			(342,768)
Share-based payment expense		13,003					13,003				13,003
Other reclassifications related to share based payment		(4,067)			1,017		(5,084)				(4,067)
Total transactions with owners of the Company		358,782		692,614	1,017		(334,849)		164,008		522,790
Profit (loss)		(25,832)			(25,832)				(289)		(26,121)	[2]
Other comprehensive (loss)/income		(22,557)	[1]				(22,557)	[1]	(4,288)	[1]	(26,845)	[2]
Total comprehensive loss for the year		(48,389)	[1]		(25,832)	[1]	(22,557)	[1]	(4,577)	[1]	(52,966)	[2]
Balance at end of period at Dec. 31, 2021		$ 1,520,368		$ 5,223,484	$ (2,860,205)		$ (842,911)		$ 173,647		$ 1,694,015	[3]

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).
[2]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).
[3]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).